Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 13,199,727	$ 13,445,097
Operating loss carryforwards expiring year	2035